Cover	Jan. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2026
Entity File Number	001-41210
Entity Registrant Name	THARIMMUNE, INC.
Entity Central Index Key	0001861657
Entity Tax Identification Number	84-2642541
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	34 Shrewsbury Avenue
Entity Address, Address Line Two	Suite 1C
Entity Address, City or Town	Red Bank
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07701
City Area Code	(732)
Local Phone Number	889-3111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	THAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false